9. EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Details
Net loss/Income	$ (13,553)	$ 5,120	$ 3,074	$ 73,892
Less: Preferred stock dividends	(949)	(946)
Basic and diluted loss per share:
Loss/Income available to common stockholders	$ (14,502)	$ 4,174
Basic and diluted, shares	96,203	21,328
Basic and diluted, per share	$ (0.15)	$ 0.2	$ 0.05	$ 6.76